Obligations to quota holders - Narrative (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 22, 2022	Jun. 30, 2025	Aug. 02, 2024	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Obligations to FIAGRO quota holders		R$ 501,886		R$ 205,088
FIAGRO I
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities			R$ 167,000
Obligations to FIAGRO quota holders		155,495		205,088
FIAGRO I | Other Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term (in years)	3 years
Borrowings grace period	24 months
FIAGRO I | Bottom of range | CDI rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	2.45%
FIAGRO I | Top of range | CDI rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	8.00%
FIAGRO I | Subordinated quotas
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities	R$ 8,100
Proportion of ownership interest of outstanding quotas (in percent)	5.00%
FIAGRO I | Mezzanine quotas
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities	R$ 56,000
Proportion of ownership interests held by non-controlling interests (in percent)	95.00%
FIAGRO II
Disclosure of detailed information about financial instruments [line items]
Agreement to transfer receivables			R$ 315,000
Obligations to FIAGRO quota holders		272,804		0
FIAGRO II | Subordinated quotas
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities		R$ 61,596
Proportion of ownership interest of outstanding quotas (in percent)		19.63%
FIAGRO II | Subordinated quotas | Other Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)		100.00%
FIAGRO II | Senior quotas
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest of outstanding quotas (in percent)		80.37%
Proportion of ownership interests held by non-controlling interests (in percent)		80.37%
FIAGRO II | Senior quotas | Other Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term (in years)		3 years
FIAGRO II | Senior quotas | Bottom of range | Other Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)		3.50%
Others quota holders
Disclosure of detailed information about financial instruments [line items]
Agreement to transfer receivables		R$ 425,000
Obligations to FIAGRO quota holders		R$ 73,587		R$ 0